UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$3,499,278

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 3.518%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000	8,969,343

Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064	7,995,714

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	24,317	22,875,478

Total Asset-Backed Securities (identified cost $44,624,379)		$43,339,813

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$1	$1,387

Series 1548, Class Z, 7.00%, 7/15/23	6	5,779

Series 1650, Class K, 6.50%, 1/15/24	59	60,210

Series 1817, Class Z, 6.50%, 2/15/26	12	12,241

Series 1927, Class ZA, 6.50%, 1/15/27	58	60,121

Series 2344, Class ZD, 6.50%, 8/15/31	212	221,343

Series 2458, Class ZB, 7.00%, 6/15/32	430	454,922

Interest Only:(4)

Series 4791, Class JI, 4.00%, 5/15/48	4,993	908,247

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class B1, 6.668%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(2)	4,296	4,510,277

Series 2020-HQA4, Class B1, 5.918%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(2)	2,089	2,161,889

Series 2022-HQA1, Class B1, 7.289%, (30-day average SOFR + 7.00%), 3/25/42(1)(2)	3,697	3,757,222

Series 2022-HQA1, Class M1B, 3.789%, (30-day average SOFR + 3.50%), 3/25/42(1)(2)	1,479	1,512,863

Series 2022-HQA1, Class M2, 5.539%, (30-day average SOFR + 5.25%), 3/25/42(1)(2)	2,957	3,021,750

Federal National Mortgage Association:

Series G92-60, Class Z, 7.00%, 10/25/22	2	1,974

Series G93-1, Class K, 6.675%, 1/25/23	5	5,119

Series G94-7, Class PJ, 7.50%, 5/17/24	42	42,973

Series 1992-180, Class F, 1.818%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	9	9,433

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 1993-16, Class Z, 7.50%, 2/25/23	$13	$12,807

Series 1993-79, Class PL, 7.00%, 6/25/23	12	12,247

Series 1993-104, Class ZB, 6.50%, 7/25/23	6	5,908

Series 1993-121, Class Z, 7.00%, 7/25/23	92	93,568

Series 1993-141, Class Z, 7.00%, 8/25/23	19	19,636

Series 1994-42, Class ZQ, 7.00%, 4/25/24	187	191,939

Series 1994-79, Class Z, 7.00%, 4/25/24	30	30,413

Series 1994-89, Class ZQ, 8.00%, 7/25/24	44	46,135

Series 1996-35, Class Z, 7.00%, 7/25/26	17	17,240

Series 1998-16, Class H, 7.00%, 4/18/28	92	97,367

Series 1998-44, Class ZA, 6.50%, 7/20/28	144	152,238

Series 1999-25, Class Z, 6.00%, 6/25/29	151	155,287

Series 2000-2, Class ZE, 7.50%, 2/25/30	34	35,996

Series 2000-49, Class A, 8.00%, 3/18/27	89	94,125

Series 2001-31, Class ZA, 6.00%, 7/25/31	1,171	1,203,806

Series 2001-74, Class QE, 6.00%, 12/25/31	321	340,445

Series 2009-48, Class WA, 5.832%, 7/25/39(3)	1,676	1,759,517

Series 2011-38, Class SA, 11.496%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	775	749,609

Interest Only:(4)

Series 424, Class C8, 3.50%, 2/25/48	6,328	1,077,567

Series 2018-21, Class IO, 3.00%, 4/25/48	5,308	951,320

Series 2018-58, Class BI, 4.00%, 8/25/48	839	154,980

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 3.589%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	5,415	5,030,431

Series 2022-R02, Class 2B2, 7.939%, (30-day average SOFR + 7.65%), 1/25/42(1)(2)	2,588	2,468,638

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	9	9,567

		$31,458,536

Total Collateralized Mortgage Obligations (identified cost $44,597,567)		$31,458,536

Common Stocks — 3.2%
Security	Shares	Value

Argentina — 0.3%

Banco Macro S.A. ADR(6)	64,200	$941,814

Grupo Financiero Galicia S.A. ADR	95,400	867,186

IRSA Inversiones y Representaciones S.A. ADR(6)	69,200	312,784

Loma Negra Cia Industrial Argentina S.A. ADR	145,800	819,396

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Argentina (continued)

Pampa Energia S.A. ADR(6)	62,700	$1,352,439

Telecom Argentina S.A. ADR(6)	174,000	951,780

Transportadora de Gas del Sur S.A. ADR(6)	110,721	709,722

		$5,955,121

Brazil — 0.3%

Pagseguro Digital, Ltd., Class A(6)	43,700	$642,827

Petroleo Brasileiro S.A. ADR	278,800	3,783,316

StoneCo, Ltd., Class A(6)	60,400	568,968

XP, Inc., Class A(6)	53,300	1,311,713

		$6,306,824

Bulgaria — 0.3%

Eurohold Bulgaria AD(6)	5,313,401	$6,871,270

		$6,871,270

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(6)	4,401,002	$4,884,367

		$4,884,367

Egypt — 0.1%

Taaleem Management Services Co. SAE(6)	5,694,463	$1,142,606

		$1,142,606

Greece — 0.5%

Alpha Services and Holdings S.A.(6)	644,100	$725,027

Eurobank Ergasias Services and Holdings S.A.(6)	1,087,400	1,123,876

Hellenic Telecommunications Organization S.A.	112,400	2,162,357

JUMBO S.A.	71,500	1,158,863

Motor Oil (Hellas) Corinth Refineries S.A.	38,600	610,658

Mytilineos S.A.	50,500	935,152

National Bank of Greece S.A.(6)	226,500	898,407

OPAP S.A.	77,900	1,154,663

Piraeus Financial Holdings S.A.(6)	938,200	1,354,444

Public Power Corp. S.A.(6)	65,900	527,616

Titan Cement International S.A.	3,203	44,875

		$10,695,938

Iceland — 0.4%

Arion Banki HF(1)	1,520,353	$1,973,931

Eik Fasteignafelag HF	4,818,922	584,298

Eimskipafelag Islands HF	345,209	1,489,843

Hagar HF	1,391,259	856,328

Islandsbanki HF	1,010,006	964,030

Security	Shares	Value

Iceland (continued)

Reginn HF	1,908,490	$561,264

Reitir Fasteignafelag HF	1,336,331	1,069,783

Siminn HF	7,290,288	697,283

		$8,196,760

Indonesia — 0.3%

Allo Bank Indonesia Tbk PT(6)	346,000	$154,818

Astra International Tbk PT	963,500	503,083

Bank Central Asia Tbk PT	2,864,100	1,606,392

Bank Jago Tbk PT(6)	279,300	224,343

Bank Mandiri Persero Tbk PT	1,021,800	627,421

Bank Negara Indonesia Persero Tbk PT	423,700	267,630

Bank Rakyat Indonesia Persero Tbk PT	3,486,600	1,161,690

Bayan Resources Tbk PT	65,400	191,366

Chandra Asri Petrochemical Tbk PT	381,600	264,273

Charoen Pokphand Indonesia Tbk PT	389,000	137,907

Elang Mahkota Teknologi Tbk PT(6)	1,163,600	239,592

Merdeka Copper Gold Tbk PT(6)	579,907	211,334

Telkom Indonesia Persero Tbk PT	2,432,100	774,285

Unilever Indonesia Tbk PT	662,300	177,274

United Tractors Tbk PT	84,500	176,326

		$6,717,734

Japan — 0.1%

Mizuho Financial Group, Inc.	52,500	$637,492

SBI Holdings, Inc.	8,800	196,830

Sumitomo Mitsui Financial Group, Inc.	19,500	589,172

Tokio Marine Holdings, Inc.	11,900	643,417

		$2,066,911

United Arab Emirates — 0.2%

Al Yah Satellite Communications Co-Pjsc-Yah Sat	5,278,406	$3,814,477

Dubai Electricity & Water Authority PJSC(6)	983,852	758,035

		$4,572,512

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)	409,000	$288,263

		$288,263

Vietnam — 0.5%

Bank for Foreign Trade of Vietnam JSC	84,651	$297,997

Binh Minh Plastics JSC	14,820	39,581

Coteccons Construction JSC	36,000	86,694

FPT Corp.	156,001	763,242

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Vietnam (continued)

Hoa Phat Group JSC		365,753	$686,463

KIDO Group Corp.		10,295	23,194

Military Commercial Joint Stock Bank(6)		662,987	920,591

Mobile World Investment Corp.		541,249	3,762,804

Phu Nhuan Jewelry JSC		143,430	673,726

Refrigeration Electrical Engineering Corp.		217,610	777,238

Vietnam Dairy Products JSC		90,281	291,072

Vietnam Prosperity JSC Bank(6)		420,683	719,394

Vietnam Technological & Commercial Joint Stock Bank(6)		163,200	334,594

Vingroup JSC(6)		78,738	273,557

			$9,650,147

Total Common Stocks (identified cost $71,023,737)			$67,348,453

Convertible Bonds — 0.3%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,045,662

			$3,045,662

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	2,970	$2,314,046

			$2,314,046

Total Convertible Bonds (identified cost $6,310,770)			$5,359,708

Foreign Corporate Bonds — 7.3%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.5%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(9)	USD	914	$900,729

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(10)	USD	9,379	8,327,048

4.00% to 1/1/23, 2/12/26(9)(10)	USD	1,523	1,352,591

6.95%, 7/21/27(9)	USD	992	719,324

8.50%, 7/28/25(9)	USD	528	431,051

			$11,730,743

Security	Principal Amount (000’s omitted)		Value

Armenia — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	6,432	$5,981,760

			$5,981,760

Brazil — 1.2%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,215	$2,175,274

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,279	1,275,105

Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	3,939	3,529,029

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	903	783,353

10.00%, 2/10/27(9)	USD	1,745	1,513,787

Guara Norte S.a.r.l., 5.198%, 6/15/34(9)	USD	1,130	997,755

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	3,274,977

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,291,480

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,657	4,182,079

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	1,022	1,012,165

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	452,207

Vale S.A., 2.762%(11)(12)	BRL	42,422	3,989,936

			$24,477,147

Bulgaria — 0.2%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	180	$152,361

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	4,582	4,822,519

			$4,974,880

China — 0.3%

KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	1,571	$739,941

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	5,100	1,262,250

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)	USD	2,000	525,000

8.35%, 4/19/23(9)	USD	3,270	809,325

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	3,999	2,119,470

6.75%, 7/16/23(9)	USD	2,966	1,649,096

			$7,105,082

Georgia — 0.4%

Georgia Capital JSC, 6.125%, 3/9/24(9)	USD	6,762	$6,576,045

Silknet JSC, 8.375%, 1/31/27(9)	USD	1,686	1,648,065

			$8,224,110

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	2,945	$2,890,061

			$2,890,061

Iceland — 0.9%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,000,000	$7,733,466

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,677,442

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	560,000	4,269,014

WOW Air HF:

0.00%(8)(11)(13)	EUR	79	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	3,600	0

			$18,679,922

India — 1.2%

Indian Railway Finance Corp., Ltd.:

2.80%, 2/10/31(9)	USD	15,006	$12,506,517

3.57%, 1/21/32(9)	USD	8,481	7,476,468

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	3,677	3,310,367

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	1,466	1,257,548

Reliance Communications, Ltd., 6.50%, 11/6/20(9)(13)	USD	1,800	158,400

			$24,709,300

Indonesia — 0.3%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(14)	USD	1,675	$1,186,905

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(9)(14)	USD	5,025	3,240,220

Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	1,896	1,843,860

			$6,270,985

Mexico — 0.3%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	3,890	$243,125

10.00%, 12/19/22(9)(13)	USD	1,849	117,892

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	3,000	2,697,555

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)	USD	1,124	644,148

Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	2,681,279

			$6,383,999

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	5,849	$4,552,569

			$4,552,569

Security	Principal Amount (000’s omitted)		Value

Nigeria — 0.2%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	1,740	$1,661,265

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	3,306	3,152,502

			$4,813,767

Paraguay — 0.2%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$3,872,066

			$3,872,066

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	720	$748,800

			$748,800

South Africa — 0.2%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	269	$266,818

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	4,843	5,133,435

			$5,400,253

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	4,390	$4,088,846

			$4,088,846

United Arab Emirates — 0.1%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(9)(11)(15)	USD	1,765	$1,622,900

			$1,622,900

Uzbekistan — 0.5%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	833	$756,989

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(9)	UZS	101,000,000	8,948,597

			$9,705,586

Total Foreign Corporate Bonds (identified cost $183,605,674)			$156,232,776

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 2.2%
Security	Principal Amount (000’s omitted)		Value

Uzbekistan — 2.2%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(16)	UZS	293,470,000	$25,666,878

Europe Asia Investment Finance BV (borrower -Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(16)	UZS	248,781,000	21,911,856

Total Loan Participation Notes (identified cost $54,200,436)			$47,578,734

Reinsurance Side Cars — 0.7%
Security	Shares		Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(17)(32)		1,050,000	$894,600

Series 2022A, 0.00%, 3/20/26(1)(8)(17)(32)		1,100,000	1,094,500

Series 2022B, 0.00%, 3/20/26(1)(8)(17)(32)		2,400,000	2,389,200

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		4,400	4,042,607

Sussex Capital, Ltd.:

Designated Investment Series 16, 12/21(6)(8)(17)(18)		817	807,923

Series 16, Preference Shares(6)(8)(17)(18)		5,500	4,782,138

Total Reinsurance Side Cars (identified cost $14,450,000)			$14,010,968

Senior Floating-Rate Loans — 0.5%(19)
Borrower/Description	Principal Amount (000’s omitted)		Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 0.188%, 6/30/24(8)(20)		$843	$634,858

			$634,858

Luxembourg — 0.0%(7)

Zacapa LLC, Term Loan, 3/22/29(21)		$1,100	$1,093,263

			$1,093,263

Borrower/Description	Principal Amount (000’s omitted)		Value

Mexico — 0.5%

Petroleos Mexicanos, Term Loan, 6/28/24(21)		$10,251	$9,892,215

			$9,892,215

Total Senior Floating-Rate Loans (identified cost $11,747,588)			$11,620,336

Sovereign Government Bonds — 43.0%
Security	Principal Amount (000’s omitted)		Value

Armenia — 0.4%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	2,895	$2,164,198

3.95%, 9/26/29(9)	USD	2,355	1,895,775

7.15%, 3/26/25(9)	USD	4,124	4,068,532

			$8,128,505

Azerbaijan — 0.2%

Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	4,935	$4,373,778

			$4,373,778

Bahrain — 0.6%

Kingdom of Bahrain:

5.45%, 9/16/32(9)	USD	10,100	$9,121,239

6.00%, 9/19/44(9)	USD	4,528	3,760,441

7.50%, 9/20/47(9)	USD	440	410,872

			$13,292,552

Barbados — 1.3%

Government of Barbados, 6.50%, 10/1/29(9)	USD	28,151	$27,060,142

			$27,060,142

Benin — 0.5%

Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	11,330	$9,879,303

			$9,879,303

Costa Rica — 0.0%(7)

Costa Rica Government International Bond, 9.66%, 9/30/26(9)	CRC	684,200	$1,182,944

			$1,182,944

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Croatia — 0.9%

Croatia Government International Bond, 1.75%, 3/4/41(9)	EUR	21,902	$18,236,171

			$18,236,171

Dominican Republic — 1.2%

Dominican Republic:

6.00%, 2/22/33(1)	USD	2,198	$2,002,119

6.40%, 6/5/49(9)	USD	9,148	7,786,534

6.50%, 2/15/48(9)	USD	207	178,778

6.85%, 1/27/45(9)	USD	6,547	5,913,867

8.00%, 1/15/27(9)	DOP	96,000	1,582,766

8.00%, 2/12/27(9)	DOP	474,470	7,813,857

			$25,277,921

Ecuador — 0.1%

Republic of Ecuador, 0.50%, 7/31/40(9)	USD	2,839	$1,271,089

			$1,271,089

Egypt — 2.4%

Arab Republic of Egypt:

5.875%, 2/16/31(9)	USD	862	$633,385

6.375%, 4/11/31(9)	EUR	21,787	17,383,916

6.588%, 2/21/28(9)	USD	5,322	4,444,956

7.053%, 1/15/32(9)	USD	2,618	2,024,120

7.50%, 2/16/61(9)	USD	20,206	13,575,482

7.60%, 3/1/29(9)	USD	3,279	2,796,167

7.903%, 2/21/48(9)	USD	956	658,661

8.15%, 11/20/59(9)	USD	1,329	926,621

8.70%, 3/1/49(9)	USD	6,947	5,100,710

8.75%, 9/30/51(9)	USD	2,777	2,045,088

8.875%, 5/29/50(9)	USD	1,083	801,312

			$50,390,418

Ethiopia — 0.2%

Ethiopia International Bond, 6.625%, 12/11/24(9)	USD	6,390	$4,438,750

			$4,438,750

Gabon — 0.5%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	12,657	$11,474,710

			$11,474,710

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.1%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	2,541	$2,190,113

			$2,190,113

Greece — 0.5%

Hellenic Republic Government Bond, 1.75%, 6/18/32(1)(9)	EUR	11,700	$10,701,804

			$10,701,804

Honduras — 1.2%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	16,651	$13,179,266

6.25%, 1/19/27(9)	USD	2,710	2,369,087

7.50%, 3/15/24(9)	USD	10,723	10,507,462

			$26,055,815

Iceland — 1.3%

Republic of Iceland, 6.50%, 1/24/31	ISK	3,257,985	$27,176,271

			$27,176,271

India — 0.2%

Export-Import Bank of India:

2.25%, 1/13/31(9)	USD	2,400	$1,961,952

3.25%, 1/15/30(9)	USD	2,980	2,684,118

			$4,646,070

Indonesia — 1.5%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	193,960,000	$12,917,733

7.00%, 9/15/30	IDR	101,409,000	6,977,334

7.50%, 6/15/35	IDR	166,778,000	11,687,944

7.50%, 4/15/40	IDR	2,752,000	194,104

			$31,777,115

Iraq — 0.7%

Republic of Iraq, 5.80%, 1/15/28(9)	USD	15,101	$14,631,025

			$14,631,025

Israel — 1.8%

Israel Government Bond, 0.75%, 7/31/22	ILS	125,096	$37,501,315

			$37,501,315

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.9%

Ivory Coast Government International Bond:

4.875%, 1/30/32(9)	EUR	3,666	$3,261,999

5.25%, 3/22/30(9)	EUR	10,453	9,914,069

6.625%, 3/22/48(9)	EUR	5,615	4,749,499

6.875%, 10/17/40(9)	EUR	1,048	935,993

			$18,861,560

Jordan — 0.1%

Kingdom of Jordan, 7.375%, 10/10/47(9)	USD	3,586	$3,138,216

			$3,138,216

Lebanon — 0.4%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	337	$40,440

6.00%, 1/27/23(9)(13)	USD	1,505	184,363

6.10%, 10/4/22(9)(13)	USD	5,758	704,232

6.15%, 6/19/20(13)	USD	448	54,880

6.20%, 2/26/25(9)(13)	USD	450	54,405

6.25%, 5/27/22(13)	USD	750	90,938

6.25%, 11/4/24(9)(13)	USD	7,663	934,541

6.25%, 6/12/25(9)(13)	USD	2,947	361,007

6.375%, 3/9/20(13)	USD	6,588	790,560

6.40%, 5/26/23(13)	USD	7,625	905,469

6.65%, 4/22/24(9)(13)	USD	7,602	940,976

6.65%, 11/3/28(9)(13)	USD	3,522	421,583

6.65%, 2/26/30(9)(13)	USD	453	54,478

6.75%, 11/29/27(9)(13)	USD	194	23,523

6.85%, 5/25/29(13)	USD	8,628	1,024,575

7.00%, 12/3/24(13)	USD	3,446	417,827

7.00%, 3/20/28(9)(13)	USD	5,356	642,720

7.05%, 11/2/35(9)(13)	USD	1,463	178,340

7.15%, 11/20/31(9)(13)	USD	4,621	560,296

8.20%, 5/17/33(13)	USD	1,595	169,469

8.25%, 4/12/21(9)(13)	USD	3,382	418,522

8.25%, 5/17/34(13)	USD	1,326	155,261

			$9,128,405

Mexico — 1.1%

Mexican Udibonos, 2.75%, 11/27/31(22)	MXN	546,741	$24,200,404

			$24,200,404

Security	Principal Amount (000’s omitted)		Value

Mozambique — 0.2%

Mozambique International Bond, 5.00%, 9/15/31(9)	USD	3,889	$3,397,625

			$3,397,625

New Zealand — 0.6%

New Zealand Government Bond, 3.00%, 9/20/30(9)(22)	NZD	16,455	$12,182,113

			$12,182,113

Oman — 0.8%

Oman Government International Bond:

6.50%, 3/8/47(9)	USD	9,241	$8,483,839

6.75%, 1/17/48(9)	USD	8,665	8,147,266

7.00%, 1/25/51(9)	USD	670	646,717

			$17,277,822

Pakistan — 0.1%

Islamic Republic of Pakistan, 8.875%, 4/8/51(9)	USD	3,022	$2,172,818

			$2,172,818

Philippines — 1.4%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,524,000	$30,283,286

			$30,283,286

Romania — 0.7%

Romania Government International Bond:

2.625%, 12/2/40(9)	EUR	894	$629,862

2.75%, 4/14/41(9)	EUR	1,699	1,206,805

3.375%, 1/28/50(9)	EUR	5,202	3,729,857

4.625%, 4/3/49(9)	EUR	9,940	8,764,150

			$14,330,674

Serbia — 2.5%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	1,139,040	$9,095,062

5.875%, 2/8/28	RSD	4,951,760	44,921,883

			$54,016,945

South Africa — 4.1%

Republic of South Africa:

5.875%, 4/20/32	USD	15,200	$14,484,080

7.30%, 4/20/52	USD	5,092	4,780,777

10.50%, 12/21/26	ZAR	323,494	68,262,849

			$87,527,706

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

South Korea — 1.1%

Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$24,400,070

			$24,400,070

Sri Lanka — 0.7%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)	USD	3,000	$1,314,506

6.20%, 5/11/27(9)	USD	2,838	1,225,675

6.35%, 6/28/24(9)	USD	1,960	845,603

6.75%, 4/18/28(9)	USD	9,346	4,010,275

6.825%, 7/18/26(9)	USD	9,809	4,300,560

6.85%, 3/14/24(9)	USD	3,988	1,714,760

6.85%, 11/3/25(9)	USD	1,000	446,250

7.55%, 3/28/30(9)	USD	200	85,634

7.85%, 3/14/29(9)	USD	1,600	690,080

			$14,633,343

Suriname — 1.8%

Republic of Suriname:

9.25%, 10/26/26(9)(13)	USD	44,764	$37,377,940

12.875%, 12/30/23(9)(13)	USD	1,385	1,156,475

			$38,534,415

Thailand — 3.8%

Thailand Government Bond:

1.25%, 3/12/28(9)(22)	THB	2,575,237	$77,200,124

2.875%, 6/17/46	THB	112,400	2,710,272

			$79,910,396

Ukraine — 3.9%

Ukraine Government Bond:

1.258%, GDP-Linked, 5/31/40(9)(23)	USD	11,029	$3,238,004

10.00%, 8/23/23(8)	UAH	39,841	807,588

11.67%, 11/22/23(8)	UAH	693,998	14,067,527

15.84%, 2/26/25(8)	UAH	3,871,788	64,529,800

			$82,642,919

United Arab Emirates — 0.7%

Finance Department Government of Sharjah, 4.00%, 7/28/50(9)	USD	19,846	$14,873,347

			$14,873,347

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	326	$288,510

Security		Principal Amount (000’s omitted)	Value

Uzbekistan (continued)

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	16,470,000	$1,456,977

			$1,745,487

Vietnam — 1.0%

Vietnam Government International Bond, 4.80%, 11/19/24(9)	USD	21,375	$21,936,094

			$21,936,094

Zambia — 1.4%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	229,105	$10,040,562

11.00%, 9/20/26	ZMW	14,610	604,075

11.00%, 12/27/26	ZMW	72,160	2,917,007

12.00%, 3/22/28	ZMW	26,190	999,269

12.00%, 5/31/28	ZMW	8,430	317,632

12.00%, 11/1/28	ZMW	20,900	762,502

12.00%, 2/21/29	ZMW	47,920	1,710,553

13.00%, 1/25/31	ZMW	21,610	750,989

13.00%, 6/28/31	ZMW	20,170	697,074

13.00%, 9/20/31	ZMW	36,470	1,250,265

13.00%, 12/27/31	ZMW	76,230	2,595,500

14.00%, 12/5/31	ZMW	4,600	166,456

15.00%, 2/16/27	ZMW	15,100	702,829

Zambia Government International Bond, 5.375%, 9/20/22(9)	USD	7,546	5,436,591

			$28,951,304

Total Sovereign Government Bonds (identified cost $1,104,161,672)			$913,830,760

Sovereign Loans — 4.6%
Borrower/Description		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.2%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$2,860,227

			$2,860,227

Kenya — 0.6%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	12,191	$12,060,988

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount (000’s omitted)	Value

Kenya (continued)

Government of Kenya: (continued)

Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,452	$1,429,265

			$13,490,253

Macedonia — 0.1%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(24)	EUR	2,200	$2,321,366

			$2,321,366

Nigeria — 0.6%

Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(24)	USD	13,363	$13,362,711

			$13,362,711

Tanzania — 3.1%

Government of the United Republic of Tanzania:

Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/26/22(2)	USD	8,449	$8,651,439

Term Loan, 6.454%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	57,758,985

			$66,410,424

Total Sovereign Loans (identified cost $99,696,163)			$98,444,981

U.S. Government Agency Mortgage-Backed Securities — 2.3%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.43%, (1 yr. CMT + 2.31%), with maturity at 2036(25)		$633	$657,459

2.768%, (COF + 1.25%), with maturity at 2035(25)		561	575,541

2.875%, (COF + 2.43%), with maturity at 2023(25)		3	3,102

4.007%, (COF + 1.25%), with maturity at 2029(25)		7	7,419

4.391%, (COF + 1.25%), with maturity at 2030(25)		142	151,376

4.50%, with maturity at 2035		128	131,313

6.00%, with various maturities to 2035		3,399	3,663,525

6.50%, with various maturities to 2032		3,919	4,266,645

6.60%, with maturity at 2030		389	417,817

7.00%, with various maturities to 2036		4,958	5,391,976

7.31%, with maturity at 2026		6	5,886

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

7.50%, with various maturities to 2035	$1,879	$2,025,973

7.95%, with maturity at 2022	1	1,445

8.00%, with various maturities to 2030	398	417,549

8.50%, with maturity at 2025	7	7,529

9.00%, with various maturities to 2027	25	25,773

9.50%, with maturity at 2027	14	15,246

		$17,765,574

Federal National Mortgage Association:

1.518%, (COF + 1.30%), with maturity at 2024(25)	$204	$204,827

1.527%, (COF + 1.31%), with maturity at 2033(25)	556	566,924

1.642%, (COF + 1.40%), with maturity at 2025(25)	112	113,082

1.653%, (COF + 1.35%), with maturity at 2027(25)	29	29,122

1.842%, (COF + 1.60%), with maturity at 2024(25)	56	56,453

2.318%, (1 yr. CMT + 2.15%), with maturity at 2028(25)	69	69,726

3.264%, (COF + 1.25%), with maturity at 2035(25)	552	566,436

3.267%, (COF + 1.25%), with maturity at 2034(25)	197	206,403

4.052%, (COF + 1.79%), with maturity at 2035(25)	1,009	1,076,831

6.00%, with various maturities to 2035	11,338	12,272,391

6.335%, (COF + 2.00%, Floor 6.335%), with maturity at 2032(25)	225	250,709

6.50%, with various maturities to 2038	4,338	4,672,478

7.00%, with various maturities to 2035	7,378	8,071,422

7.50%, with various maturities to 2027	15	15,578

7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(25)	8	8,254

8.00%, with maturity at 2026	1	548

8.50%, with various maturities to 2037	921	1,019,600

9.00%, with various maturities to 2032	83	88,445

9.50%, with various maturities to 2031	26	26,739

10.50%, with maturity at 2029	21	22,982

11.50%, with maturity at 2031	85	97,680

		$29,436,630

Government National Mortgage Association:

2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(25)	$55	$55,341

6.50%, with various maturities to 2032	181	194,690

7.00%, with various maturities to 2031	339	362,257

7.50%, with various maturities to 2028	40	42,123

8.00%, with maturity at 2023	9	8,952

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

9.00%, with maturity at 2025	$3	$3,171

		$666,534

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $49,367,581)		$47,868,738

U.S. Government Guaranteed Small Business Administration Loans(26)(27)—0.7%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,586	$57,891

1.66%, 8/15/42 to 4/15/43	6,906	379,565

1.91%, 8/15/42 to 2/15/43	10,400	653,071

1.93%, 3/15/41 to 5/15/42	2,013	131,451

1.96%, 9/15/42	2,778	170,590

2.11%, 8/15/42 to 9/15/42	5,810	407,525

2.16%, 2/15/42 to 4/15/43	9,676	716,623

2.28%, 3/15/43	2,661	232,631

2.36%, 9/15/42	1,876	148,447

2.38%, 2/15/41	627	45,491

2.39%, 7/15/39	951	66,170

2.41%, 7/15/42 to 4/15/43	19,161	1,611,214

2.46%, 1/15/43	1,439	144,983

2.53%, 6/15/36	793	59,630

2.61%, 9/15/42	2,809	254,122

2.66%, 4/15/43	5,595	529,390

2.71%, 8/15/27 to 9/15/42	7,770	696,351

2.77%, 10/4/23 to 8/25/42(28)	11,032	894,765

2.91%, 10/15/42 to 4/15/43	9,455	1,008,008

2.93%, 4/15/42	912	103,208

2.96%, 7/15/27 to 2/15/43	6,643	517,346

3.16%, 9/15/42 to 4/15/43	4,416	548,875

3.21%, 6/15/27 to 3/15/43	7,117	740,905

3.33%, 12/28/26 to 8/17/42(28)	21,608	1,498,011

3.41%, 3/15/43 to 4/15/43	7,465	893,898

3.46%, 3/15/27 to 9/15/42	4,247	454,951

3.66%, 1/15/43 to 6/15/43	6,167	868,753

3.69%, 3/15/43	1,290	200,987

3.71%, 3/15/28 to 10/15/42	8,858	849,281

3.78%, 5/15/27 to 9/15/42	3,816	466,082

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,025,156)		$15,350,215

Warrants — 0.0%(7)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A. Exp. 3/5/26(6)	201,760	$50,692

Total Warrants (identified cost $0)		$50,692

Short-Term Investments — 26.9%

Affiliated Fund — 11.8%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(29)	251,817,413	$251,817,413

Total Affiliated Fund (identified cost $251,817,413)		$251,817,413

Repurchase Agreements — 1.0%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 1/13/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,994,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $1,739,075(30)	$1,730	$1,729,839

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,292,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,097,934(30)	1,097	1,096,925

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,937,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $1,429,041(30)	1,587	1,587,265

JPMorgan Chase Bank, N.A.:

Dated 4/5/22 with an interest rate of 0.15%, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $3,752,139(30)	4,338	4,337,722

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC:

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $200,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $198,690(30)		$212	$212,328

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $11,207,660(30)		12,735	12,734,757

Total Repurchase Agreements (identified cost $21,698,836)			$21,698,836

Sovereign Government Securities — 4.5%
Security		Principal Amount (000’s omitted)	Value

Egypt — 1.5%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	126,825	$6,596,437

0.00%, 9/20/22	EGP	69,375	3,590,091

0.00%, 9/27/22	EGP	34,675	1,789,842

0.00%, 10/4/22	EGP	283,475	14,590,734

0.00%, 12/27/22	EGP	99,350	4,964,335

			$31,531,439

Israel — 1.1%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	25,019	$7,495,885

0.00%, 8/3/22	ILS	50,035	15,010,503

			$22,506,388

Uganda — 1.9%

Uganda Treasury Bill:

0.00%, 5/5/22	UGX	8,330,000	$2,348,334

0.00%, 5/19/22	UGX	2,305,600	646,777

0.00%, 6/3/22	UGX	22,454,400	6,297,039

0.00%, 6/16/22	UGX	28,620,100	8,007,441

0.00%, 6/23/22	UGX	6,727,400	1,879,885

0.00%, 7/7/22	UGX	24,047,800	6,703,434

0.00%, 3/30/23	UGX	29,078,200	7,597,409

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)

Uganda Treasury Bill: (continued)

0.00%, 4/13/23	UGX	27,482,600	$7,166,078

			$40,646,397

Total Sovereign Government Securities (identified cost $95,698,113)			$94,684,224

U.S. Treasury Obligations — 9.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(31)		$26,060	$26,059,377

0.00%, 5/17/22(31)		150,000	149,988,594

0.00%, 5/24/22(31)		28,840	28,835,021

Total U.S. Treasury Obligations (identified cost $202,480,525)			$204,882,992

Total Short-Term Investments (identified cost $571,694,887)			$573,083,465

Total Purchased Options — 0.0%(7) (identified cost $1,284,303)			$193,730

Total Investments — 95.2% (identified cost $2,276,789,913)			$2,025,771,905

Securities Sold Short — (0.9)%

Common Stocks — (0.2)%
Security		Shares	Value

New Zealand — (0.2)%

a2 Milk Co., Ltd. (The)(6)		(70,300)	$(222,759)

Auckland International Airport, Ltd.(6)		(112,900)	(567,097)

Contact Energy, Ltd.		(73,100)	(384,039)

Fisher & Paykel Healthcare Corp., Ltd.		(54,500)	(748,945)

Fletcher Building, Ltd.		(77,200)	(307,528)

Infratil, Ltd.		(67,400)	(364,744)

Mainfreight, Ltd.		(8,000)	(418,747)

Meridian Energy, Ltd.		(115,500)	(350,549)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

New Zealand (continued)

Ryman Healthcare, Ltd.		(38,300)	$(226,670)

Spark New Zealand, Ltd.		(175,400)	(554,736)

Total Common Stocks (proceeds $4,610,343)			$(4,145,814)

Sovereign Government Bonds — (0.7)%
Security		Principal Amount (000’s omitted)	Value

Qatar — (0.7)%

Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(13,807)	$(14,872,969)

Total Sovereign Government Bonds (proceeds $17,975,995)			$(14,872,969)

Total Securities Sold Short (proceeds $22,586,338)			$(19,018,783)

Other Assets, Less Liabilities — 5.7%			$120,554,035

Net Assets — 100.0%			$2,127,307,157

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $106,425,298 or 5.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $642,247,270 or 30.2% of the Portfolio’s net assets.

(10)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Security converts to variable rate after the indicated fixed-rate coupon period.

(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

(21)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(25)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(26)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(27)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(28)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(32)	Quantity held represents principal in USD.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$129,347

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	64,383

Total						$193,730

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	435,200,000	USD	5,680,224	5/2/22	$12,944

INR	435,200,000	USD	5,733,785	5/2/22	(40,617)

NZD	3,197,375	USD	2,068,862	5/2/22	(4,637)

NZD	6,170,000	USD	3,992,299	5/2/22	(8,947)

NZD	6,892,773	USD	4,459,969	5/2/22	(9,995)

NZD	12,841,060	USD	8,308,808	5/2/22	(18,621)

NZD	13,797,790	USD	8,927,860	5/2/22	(20,008)

NZD	1,480,853	USD	981,806	5/2/22	(25,767)

NZD	2,855,928	USD	1,869,622	5/2/22	(25,835)

NZD	21,687,240	USD	14,032,728	5/2/22	(31,449)

NZD	24,735,847	USD	16,005,330	5/2/22	(35,870)

NZD	37,936,778	USD	24,546,992	5/2/22	(55,013)

NZD	4,885,936	USD	3,251,102	5/2/22	(96,742)

NZD	4,036,845	USD	2,720,632	5/2/22	(114,445)

NZD	5,536,328	USD	3,737,575	5/2/22	(163,322)

NZD	6,170,000	USD	4,158,271	5/2/22	(174,920)

NZD	15,320,450	USD	10,221,620	5/2/22	(330,740)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	21,102,523	USD	13,990,973	5/2/22	$(367,186)

NZD	14,135,431	USD	9,542,829	5/2/22	(416,997)

NZD	51,734,569	USD	34,866,513	5/2/22	(1,466,681)

USD	5,747,870	INR	435,200,000	5/2/22	54,702

USD	5,680,224	INR	435,200,000	5/2/22	(12,944)

USD	25,567,492	NZD	37,936,778	5/2/22	1,075,512

USD	16,699,170	NZD	24,735,847	5/2/22	729,710

USD	9,299,021	NZD	13,797,790	5/2/22	391,169

USD	14,197,465	NZD	21,687,240	5/2/22	196,185

USD	4,569,909	NZD	6,892,773	5/2/22	119,935

USD	8,406,349	NZD	12,841,060	5/2/22	116,162

USD	4,090,710	NZD	6,170,000	5/2/22	107,359

USD	33,474,853	NZD	51,734,569	5/2/22	75,021

USD	2,119,860	NZD	3,197,375	5/2/22	55,635

USD	13,654,388	NZD	21,102,523	5/2/22	30,601

USD	9,913,097	NZD	15,320,450	5/2/22	22,217

USD	9,146,331	NZD	14,135,431	5/2/22	20,498

USD	3,992,298	NZD	6,170,000	5/2/22	8,947

USD	3,582,281	NZD	5,536,328	5/2/22	8,028

USD	3,161,445	NZD	4,885,936	5/2/22	7,085

USD	2,612,040	NZD	4,036,845	5/2/22	5,854

USD	1,847,928	NZD	2,855,928	5/2/22	4,141

USD	958,186	NZD	1,480,853	5/2/22	2,147

BRL	7,700,000	USD	1,386,638	5/3/22	170,821

BRL	7,000,000	USD	1,254,674	5/3/22	161,198

BRL	6,900,000	USD	1,237,444	5/3/22	158,201

BRL	4,400,000	USD	790,253	5/3/22	99,724

BRL	3,541,000	USD	642,029	5/3/22	74,200

BRL	100,000	USD	20,329	5/3/22	(102)

BRL	1,100,000	USD	223,618	5/3/22	(1,124)

BRL	1,141,000	USD	231,953	5/3/22	(1,166)

BRL	1,700,000	USD	345,592	5/3/22	(1,737)

BRL	500,000	USD	104,859	5/3/22	(3,725)

BRL	12,300,000	USD	2,500,457	5/3/22	(12,568)

BRL	13,700,000	USD	2,785,062	5/3/22	(13,999)

PHP	1,944,762,633	USD	37,132,215	5/3/22	120,206

PHP	1,158,996,000	USD	22,140,215	5/3/22	60,647

PHP	785,766,633	USD	15,020,772	5/3/22	30,787

PHP	2,274,338	USD	43,425	5/3/22	141

PHP	2,274,338	USD	44,046	5/3/22	(481)

USD	2,906,668	BRL	13,700,000	5/3/22	135,605

USD	2,615,235	BRL	12,300,000	5/3/22	127,346

USD	1,565,327	BRL	7,700,000	5/3/22	7,868

USD	1,423,025	BRL	7,000,000	5/3/22	7,153

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	1,402,696	BRL	6,900,000	5/3/22	$7,050

USD	894,473	BRL	4,400,000	5/3/22	4,496

USD	719,847	BRL	3,541,000	5/3/22	3,618

USD	101,645	BRL	500,000	5/3/22	511

USD	20,501	BRL	100,000	5/3/22	274

USD	228,979	BRL	1,141,000	5/3/22	(1,808)

USD	340,681	BRL	1,700,000	5/3/22	(3,173)

USD	219,141	BRL	1,100,000	5/3/22	(3,353)

USD	37,663,651	PHP	1,944,762,633	5/3/22	411,230

USD	43,476	PHP	2,274,338	5/3/22	(89)

USD	43,425	PHP	2,274,338	5/3/22	(141)

USD	15,002,991	PHP	785,766,633	5/3/22	(48,568)

USD	22,129,224	PHP	1,158,996,000	5/3/22	(71,638)

RUB	363,707,404	USD	4,664,425	5/6/22	425,752

RUB	345,928,178	USD	4,464,464	5/6/22	376,888

USD	6,407,545	RUB	709,635,582	5/6/22	(3,523,984)

RUB	76,083,717	USD	982,453	5/11/22	74,753

RUB	31,668,624	USD	403,433	5/11/22	36,612

RUB	27,144,535	USD	346,018	5/11/22	31,164

USD	1,212,556	RUB	134,896,876	5/11/22	(661,875)

GBP	3,700,000	USD	4,828,296	5/13/22	(175,799)

USD	4,999,736	GBP	3,700,000	5/13/22	347,238

RUB	241,685,000	USD	3,145,855	5/17/22	183,889

USD	2,177,342	RUB	241,685,000	5/17/22	(1,152,402)

NOK	32,900,000	USD	3,692,978	5/23/22	(185,226)

USD	10,588,384	ZAR	162,028,752	5/25/22	351,902

USD	3,052,099	ZAR	46,704,738	5/25/22	101,436

PEN	3,500,000	USD	927,890	5/27/22	(18,590)

PEN	13,000,000	USD	3,452,397	5/27/22	(74,998)

PHP	2,274,338	USD	43,360	5/27/22	(72)

USD	4,201,082	PEN	15,825,477	5/27/22	89,625

USD	2,499,873	PEN	9,394,523	5/27/22	59,177

USD	22,083,663	PHP	1,144,000,000	5/27/22	309,298

USD	20,989,870	PHP	1,087,800,000	5/27/22	285,190

USD	12,324,945	PHP	646,468,000	5/27/22	20,373

USD	18,168,397	PHP	953,532,000	5/27/22	19,312

USD	2,655,735	PHP	139,298,633	5/27/22	4,390

USD	3,914,868	PHP	205,464,000	5/27/22	4,161

USD	13,169,182	MXN	267,933,585	6/1/22	112,366

BRL	4,170,000	USD	790,147	6/2/22	45,143

BRL	7,530,000	USD	1,464,981	6/2/22	43,350

BRL	100,000	USD	20,309	6/2/22	(278)

BRL	3,900,000	USD	804,904	6/2/22	(23,696)

CLP	285,787,000	USD	349,582	6/8/22	(16,913)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

PEN	6,695,163	USD	1,779,067	6/9/22	$(42,401)

PEN	9,880,000	USD	2,625,355	6/9/22	(62,571)

USD	3,354,152	ZAR	51,756,236	6/9/22	89,623

ZAR	57,824,557	USD	3,747,420	6/9/22	(100,131)

CAD	8,030,000	USD	6,228,379	6/10/22	21,898

COP	10,910,770,000	USD	2,823,179	6/10/22	(84,258)

PEN	12,671,885	USD	3,345,977	6/10/22	(59,383)

USD	14,343,825	INR	1,106,000,000	6/10/22	(43,596)

USD	19,878,075	INR	1,548,570,000	6/10/22	(266,526)

CLP	703,000,000	USD	856,910	6/15/22	(39,628)

CLP	753,013,000	USD	925,282	6/15/22	(49,857)

CLP	1,061,200,000	USD	1,301,224	6/15/22	(67,512)

CLP	1,383,700,000	USD	1,696,605	6/15/22	(87,967)

COP	1,127,800,000	USD	291,582	6/15/22	(8,679)

COP	7,681,430,000	USD	1,968,966	6/15/22	(42,121)

EUR	490,781	USD	542,577	6/15/22	(23,809)

EUR	1,566,000	USD	1,712,037	6/15/22	(56,733)

EUR	2,511,000	USD	2,745,163	6/15/22	(90,969)

EUR	2,808,833	USD	3,070,771	6/15/22	(101,758)

EUR	3,110,000	USD	3,400,023	6/15/22	(112,669)

EUR	3,894,766	USD	4,257,972	6/15/22	(141,100)

EUR	5,603,000	USD	6,125,508	6/15/22	(202,986)

EUR	5,651,000	USD	6,177,984	6/15/22	(204,725)

EUR	17,676,141	USD	19,324,530	6/15/22	(640,372)

EUR	27,800,000	USD	30,733,981	6/15/22	(1,348,631)

EUR	30,900,000	USD	34,161,152	6/15/22	(1,499,018)

JPY	1,067,352,624	USD	8,524,997	6/15/22	(288,867)

NZD	6,170,000	USD	4,019,274	6/15/22	(36,263)

NZD	6,892,773	USD	4,490,104	6/15/22	(40,511)

PEN	2,400,000	USD	640,324	6/15/22	(18,218)

PEN	11,100,000	USD	2,930,152	6/15/22	(52,911)

PEN	8,240,000	USD	2,193,940	6/15/22	(58,042)

PEN	9,700,000	USD	2,599,965	6/15/22	(85,620)

PEN	19,042,952	USD	5,087,346	6/15/22	(151,205)

USD	68,350,129	EUR	61,825,169	6/15/22	2,999,258

USD	62,471,347	EUR	56,507,597	6/15/22	2,741,292

USD	32,687,469	EUR	29,567,000	6/15/22	1,434,352

USD	30,733,981	EUR	27,800,000	6/15/22	1,348,632

USD	27,412,681	EUR	24,795,763	6/15/22	1,202,890

USD	26,218,120	EUR	23,715,240	6/15/22	1,150,472

USD	26,096,987	EUR	23,605,670	6/15/22	1,145,157

USD	24,059,872	EUR	21,763,026	6/15/22	1,055,766

USD	18,351,946	EUR	16,600,000	6/15/22	805,298

USD	12,150,315	EUR	10,990,401	6/15/22	533,166

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	11,942,296	EUR	10,802,239	6/15/22	$524,037

USD	10,480,552	EUR	9,480,039	6/15/22	459,895

USD	7,503,018	EUR	6,786,752	6/15/22	329,238

USD	7,493,473	EUR	6,778,118	6/15/22	328,820

USD	6,602,108	EUR	5,971,845	6/15/22	289,706

USD	4,966,013	EUR	4,491,939	6/15/22	217,913

USD	4,874,652	EUR	4,409,299	6/15/22	213,904

USD	4,426,207	EUR	4,003,664	6/15/22	194,226

USD	1,713,585	EUR	1,550,000	6/15/22	75,194

USD	244,078	EUR	220,778	6/15/22	10,710

USD	2,411,301	JPY	301,901,352	6/15/22	81,706

USD	13,877,899	KRW	17,142,120,000	6/15/22	307,574

USD	11,493,711	KRW	14,200,400,000	6/15/22	252,158

USD	12,628,468	NZD	19,386,001	6/15/22	113,937

USD	6,090,426	PEN	22,900,000	6/15/22	154,496

USD	28,376,104	ZAR	419,498,131	6/15/22	1,933,428

USD	20,471,506	ZAR	302,640,502	6/15/22	1,394,842

USD	18,522,545	ZAR	272,318,462	6/15/22	1,357,204

USD	9,129,194	ZAR	134,400,000	6/15/22	657,415

USD	10,026,586	ZAR	148,970,000	6/15/22	636,400

USD	6,792,555	ZAR	100,000,000	6/15/22	489,148

USD	11,173,781	ZAR	170,199,039	6/15/22	445,443

USD	6,703,155	ZAR	99,592,120	6/15/22	425,458

USD	945,964	ZAR	14,408,923	6/15/22	37,711

ZAR	79,300,000	USD	5,393,824	6/15/22	(395,222)

ZAR	283,858,785	USD	19,307,495	6/15/22	(1,414,719)

ZAR	637,392,974	USD	43,115,160	6/15/22	(2,937,686)

IDR	27,233,860,000	USD	1,899,922	6/21/22	(35,411)

IDR	27,234,000,000	USD	1,900,833	6/21/22	(36,313)

IDR	52,287,800,000	USD	3,646,570	6/21/22	(66,792)

IDR	64,847,051,680	USD	4,523,939	6/21/22	(84,317)

IDR	64,847,000,000	USD	4,526,083	6/21/22	(86,464)

IDR	124,502,900,000	USD	8,682,877	6/21/22	(159,038)

IDR	311,844,741,769	USD	21,635,064	6/21/22	(285,246)

USD	19,180,435	IDR	276,464,060,024	6/21/22	252,883

USD	7,567,779	IDR	108,513,628,580	6/21/22	138,614

USD	5,275,399	IDR	75,860,241,819	6/21/22	81,782

USD	3,728,552	IDR	53,653,860,000	6/21/22	55,249

USD	3,689,931	IDR	53,101,800,000	6/21/22	54,424

USD	778,528	IDR	11,163,240,831	6/21/22	14,260

USD	3,024,996	ZAR	46,011,706	6/22/22	126,889

USD	2,210,609	ZAR	33,624,471	6/22/22	92,728

USD	7,433,273	ZAR	113,836,864	6/24/22	264,663

USD	3,917,994	INR	300,900,000	6/30/22	11,914

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	3,078,270	INR	237,600,000	6/30/22	$(6,092)

USD	3,474,379	INR	268,500,000	6/30/22	(11,107)

AUD	4,105,000	USD	3,074,169	7/5/22	(170,497)

AUD	5,000,000	USD	3,745,197	7/5/22	(208,447)

AUD	27,198,000	USD	20,368,147	7/5/22	(1,129,642)

BRL	1,700,000	USD	334,323	7/5/22	3,045

BRL	3,900,000	USD	795,366	7/5/22	(21,403)

BRL	3,900,000	USD	800,575	7/5/22	(26,612)

AUD	1,825,000	USD	1,367,201	7/11/22	(76,169)

AUD	14,314,527	USD	10,723,742	7/11/22	(597,435)

BRL	1,100,000	USD	213,249	8/2/22	3,197

BRL	1,141,000	USD	222,839	8/2/22	1,674

USD	5,956,701	IDR	86,014,758,623	8/22/22	101,391

USD	5,951,343	IDR	86,014,758,624	8/22/22	96,033

					$11,028,170

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	7,015,233	PLN	32,652,404	Citibank, N.A.	5/5/22	$34,728	$—

EUR	5,089,872	PLN	23,656,302	Citibank, N.A.	5/5/22	32,983	—

EUR	1,641,469	PLN	7,640,218	Citibank, N.A.	5/5/22	8,126	—

EUR	1,022,956	PLN	4,842,622	Citibank, N.A.	5/5/22	—	(13,272)

EUR	1,616,293	PLN	7,640,218	Citibank, N.A.	5/5/22	—	(18,435)

EUR	4,371,861	PLN	20,696,171	Citibank, N.A.	5/5/22	—	(56,720)

EUR	6,907,638	PLN	32,652,404	Citibank, N.A.	5/5/22	—	(78,788)

EUR	3,087,805	PLN	14,168,085	Standard Chartered Bank	5/5/22	61,333	—

EUR	436,510	PLN	1,975,700	Standard Chartered Bank	5/5/22	14,803	—

EUR	956,513	PLN	4,485,667	Standard Chartered Bank	5/5/22	—	(2,840)

EUR	763,018	PLN	3,599,307	Standard Chartered Bank	5/5/22	—	(7,016)

EUR	4,087,901	PLN	19,170,634	Standard Chartered Bank	5/5/22	—	(12,137)

EUR	3,260,949	PLN	15,382,548	Standard Chartered Bank	5/5/22	—	(29,985)

EUR	2,086,306	PLN	10,100,000	Standard Chartered Bank	5/5/22	—	(77,498)

EUR	2,422,558	PLN	11,460,326	UBS AG	5/5/22	—	(29,639)

EUR	10,353,414	PLN	48,978,606	UBS AG	5/5/22	—	(126,668)

NZD	19,386,001	USD	12,631,957	BNP Paribas	5/5/22	—	(116,274)

NZD	3,197,375	USD	2,119,645	Citibank, N.A.	5/5/22	—	(55,407)

NZD	6,170,000	USD	4,090,297	Citibank, N.A.	5/5/22	—	(106,919)

NZD	6,892,773	USD	4,569,447	Citibank, N.A.	5/5/22	—	(119,444)

PLN	61,942,590	EUR	13,211,449	Bank of America, N.A.	5/5/22	36,099	—

PLN	61,942,622	EUR	13,219,350	Bank of America, N.A.	5/5/22	27,770	—

PLN	20,926,928	EUR	4,489,028	BNP Paribas	5/5/22	—	(14,834)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	16,186,205	EUR	3,495,137	Citibank, N.A.	5/5/22	$—	$(35,782)

PLN	5,300,000	EUR	1,149,300	Standard Chartered Bank	5/5/22	—	(16,838)

PLN	5,100,000	EUR	1,112,315	Standard Chartered Bank	5/5/22	—	(22,939)

PLN	6,700,000	EUR	1,460,310	Standard Chartered Bank	5/5/22	—	(29,116)

PLN	34,811,000	EUR	7,582,114	Standard Chartered Bank	5/5/22	—	(145,813)

PLN	16,186,205	EUR	3,467,200	UBS AG	5/5/22	—	(6,308)

PLN	20,037,577	EUR	4,292,039	UBS AG	5/5/22	—	(7,647)

PLN	9,968,085	EUR	2,145,367	UBS AG	5/5/22	—	(14,575)

USD	4,491,345	NZD	6,892,773	BNP Paribas	5/5/22	41,342	—

USD	4,020,384	NZD	6,170,000	BNP Paribas	5/5/22	37,007	—

USD	13,989,559	NZD	21,102,523	Citibank, N.A.	5/5/22	365,682	—

USD	981,706	NZD	1,480,853	Citibank, N.A.	5/5/22	25,661	—

USD	462,826	ZMW	8,053,174	ICBC Standard Bank plc	5/5/22	—	(10,030)

EUR	6,034	USD	6,522	Citibank, N.A.	5/6/22	—	(155)

EUR	2,434,059	USD	2,649,675	Deutsche Bank AG	5/6/22	—	(81,567)

EUR	382,079	USD	416,054	HSBC Bank USA, N.A.	5/6/22	—	(12,933)

EUR	800,318	USD	866,212	UBS AG	5/6/22	—	(21,819)

EUR	2,077,000	USD	2,259,674	UBS AG	5/6/22	—	(68,289)

USD	530,450	EUR	490,781	Citibank, N.A.	5/6/22	12,641	—

USD	850,723	EUR	781,733	State Street Bank and Trust Company	5/6/22	25,938	—

USD	1,069,231	MXN	21,500,000	Goldman Sachs International	5/6/22	16,293	—

USD	10,766,279	MXN	216,259,124	Standard Chartered Bank	5/6/22	175,235	—

UZS	13,647,940,000	USD	1,194,568	ICBC Standard Bank plc	5/6/22	25,041	—

THB	637,383,000	USD	18,529,349	Standard Chartered Bank	5/9/22	80,840	—

THB	591,833,823	USD	17,219,707	Standard Chartered Bank	5/9/22	60,546	—

USD	66,698,708	THB	2,235,887,444	Standard Chartered Bank	5/9/22	1,415,689	—

USD	9,927,477	THB	332,911,000	Standard Chartered Bank	5/9/22	207,205	—

USD	1,441,763	TRY	21,741,822	Standard Chartered Bank	5/9/22	—	(19,510)

USD	4,351,638	UAH	124,892,000	Citibank, N.A.	5/10/22	130,531	—

CZK	102,576,588	EUR	4,160,752	Citibank, N.A.	5/11/22	2,632	—

CZK	80,477,474	EUR	3,269,633	Citibank, N.A.	5/11/22	—	(3,501)

EUR	3,043,851	HUF	1,162,226,424	Standard Chartered Bank	5/11/22	—	(26,084)

EUR	83,354	HUF	31,073,576	UBS AG	5/11/22	1,384	—

HUF	1,193,300,000	EUR	3,343,982	Standard Chartered Bank	5/11/22	—	(204,061)

KES	125,900,000	USD	1,112,387	Standard Chartered Bank	5/11/22	—	(26,375)

USD	1,077,911	KES	125,900,000	Standard Chartered Bank	5/11/22	—	(8,101)

JPY	4,005,284,345	USD	32,064,027	Citibank, N.A.	5/13/22	—	(1,193,951)

USD	6,859,041	ZAR	105,512,234	Bank of America, N.A.	5/13/22	184,495	—

USD	1,842,067	ZAR	28,336,413	Bank of America, N.A.	5/13/22	49,548	—

EUR	269,021	HUF	102,400,000	Standard Chartered Bank	5/16/22	—	(1,156)

HUF	102,400,000	EUR	286,487	Standard Chartered Bank	5/16/22	—	(17,280)

USD	4,737,562	TRY	70,874,494	Standard Chartered Bank	5/16/22	—	(3,377)

CZK	96,572,969	EUR	3,922,568	Citibank, N.A.	5/18/22	—	(7,837)

CZK	96,572,969	EUR	3,912,823	UBS AG	5/18/22	2,450	—

KES	138,014,000	USD	1,213,310	ICBC Standard Bank plc	5/18/22	—	(24,510)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	27,069,462	CNH	172,580,000	UBS AG	5/18/22	$1,117,471	$—

USD	1,166,644	KES	138,014,000	Standard Chartered Bank	5/18/22	—	(22,156)

KES	246,500,000	USD	2,160,386	Standard Chartered Bank	5/20/22	—	(37,999)

USD	2,105,218	KES	246,500,000	Standard Chartered Bank	5/20/22	—	(17,169)

CZK	143,940,000	EUR	5,832,253	Goldman Sachs International	5/23/22	—	(1,611)

EUR	1,384,590	HUF	523,459,452	Bank of America, N.A.	5/23/22	5,849	—

EUR	1,220,903	HUF	461,486,114	Bank of America, N.A.	5/23/22	5,407	—

EUR	4,052,181	HUF	1,549,337,523	Bank of America, N.A.	5/23/22	—	(31,187)

EUR	5,249,098	HUF	2,006,301,284	Goldman Sachs International	5/23/22	—	(38,526)

EUR	6,736,531	HUF	2,534,283,088	UBS AG	5/23/22	63,329	—

HUF	2,534,283,089	EUR	7,021,671	Bank of America, N.A.	5/23/22	—	(364,386)

HUF	2,006,301,284	EUR	5,556,910	Goldman Sachs International	5/23/22	—	(286,470)

HUF	2,534,283,088	EUR	7,021,492	UBS AG	5/23/22	—	(364,197)

EUR	2,459,655	HUF	930,514,375	BNP Paribas	6/1/22	12,915	—

EUR	2,299,911	HUF	870,402,985	BNP Paribas	6/1/22	11,183	—

EUR	2,097,513	HUF	802,955,555	UBS AG	6/1/22	—	(15,221)

EUR	2,606,224	HUF	997,961,804	UBS AG	6/1/22	—	(19,650)

HUF	1,800,917,360	EUR	4,832,342	BNP Paribas	6/1/22	—	(100,967)

HUF	1,800,917,359	EUR	4,863,279	UBS AG	6/1/22	—	(133,643)

EUR	1,970,961	HUF	747,228,570	Citibank, N.A.	6/2/22	6,302	—

EUR	1,397,498	HUF	529,313,936	Citibank, N.A.	6/2/22	5,868	—

EUR	268,892	HUF	102,817,494	Citibank, N.A.	6/2/22	—	(1,572)

HUF	1,379,360,000	EUR	3,664,768	Citibank, N.A.	6/2/22	—	(39,559)

KES	250,659,000	USD	2,190,118	Standard Chartered Bank	6/6/22	—	(39,409)

USD	2,125,129	KES	250,659,000	Standard Chartered Bank	6/6/22	—	(25,580)

CZK	6,900,000	EUR	265,728	Citibank, N.A.	6/7/22	13,840	—

CZK	71,700,000	EUR	2,735,148	Standard Chartered Bank	6/7/22	171,405	—

CZK	47,662,000	EUR	1,835,865	Standard Chartered Bank	6/7/22	95,242	—

CZK	6,400,000	EUR	246,160	Standard Chartered Bank	6/7/22	13,167	—

KES	124,110,000	USD	1,085,827	Goldman Sachs International	6/8/22	—	(21,584)

KES	250,440,000	USD	2,190,118	Standard Chartered Bank	6/8/22	—	(42,595)

USD	1,051,958	KES	124,110,000	Goldman Sachs International	6/8/22	—	(12,285)

USD	2,125,976	KES	250,440,000	Standard Chartered Bank	6/8/22	—	(21,547)

EUR	1,845,898	HUF	707,707,749	Citibank, N.A.	6/10/22	—	(13,089)

EUR	2,055,421	HUF	770,994,751	UBS AG	6/10/22	32,715	—

HUF	707,707,749	EUR	1,844,090	Citibank, N.A.	6/10/22	15,000	—

HUF	770,994,751	EUR	2,003,510	UBS AG	6/10/22	22,141	—

CZK	43,081,038	EUR	1,751,255	Citibank, N.A.	6/14/22	—	(13,052)

CZK	56,917,232	EUR	2,312,420	Citibank, N.A.	6/14/22	—	(15,891)

CZK	71,801,730	EUR	2,915,377	Goldman Sachs International	6/14/22	—	(18,179)

CZK	74,442,298	EUR	3,025,329	Goldman Sachs International	6/14/22	—	(21,740)

CZK	81,357,702	EUR	3,306,053	Goldman Sachs International	6/14/22	—	(23,425)

CZK	295,500,000	EUR	11,958,213	Goldman Sachs International	6/14/22	—	(32,518)

USD	17,217,866	THB	591,833,823	Standard Chartered Bank	6/15/22	—	(72,181)

USD	18,527,310	THB	637,383,000	Standard Chartered Bank	6/15/22	—	(93,427)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,982,983	TRY	49,293,800	Bank of America, N.A.	6/15/22	$—	$(237,305)

USD	2,189,685	TRY	33,075,459	Standard Chartered Bank	6/15/22	28,916	—

USD	682,863	TRY	10,400,000	Standard Chartered Bank	6/15/22	3,447	—

USD	611,062	TRY	9,305,206	Standard Chartered Bank	6/15/22	3,167	—

USD	392,670	TRY	6,000,000	Standard Chartered Bank	6/15/22	699	—

USD	739,512	TRY	11,517,604	Standard Chartered Bank	6/15/22	—	(12,915)

USD	1,479,024	TRY	23,044,407	Standard Chartered Bank	6/15/22	—	(26,432)

USD	3,319,674	TRY	53,165,008	Standard Chartered Bank	6/15/22	—	(153,514)

USD	3,254,728	TRY	53,849,904	Standard Chartered Bank	6/15/22	—	(263,203)

USD	5,207,565	TRY	86,003,098	Standard Chartered Bank	6/15/22	—	(410,885)

USD	6,572,454	TRY	108,183,461	Standard Chartered Bank	6/15/22	—	(495,004)

EUR	3,359,511	PLN	15,900,000	Bank of America, N.A.	6/17/22	—	(15,796)

EUR	13,120,001	PLN	61,942,622	Bank of America, N.A.	6/17/22	—	(27,556)

EUR	13,112,304	PLN	61,942,590	Bank of America, N.A.	6/17/22	—	(35,686)

USD	44,612,878	CNH	286,000,000	Citibank, N.A.	6/23/22	1,701,550	—

USD	36,176,705	CNH	232,041,000	BNP Paribas	6/27/22	1,368,563	—

CZK	85,845,000	EUR	3,455,464	Citibank, N.A.	6/30/22	553	—

CZK	85,845,000	EUR	3,456,288	Citibank, N.A.	6/30/22	—	(318)

USD	7,881,686	ILS	25,018,520	Barclays Bank PLC	7/6/22	363,939	—

KZT	636,306,458	USD	1,351,687	Citibank, N.A.	7/29/22	29,409	—

KZT	452,815,004	USD	965,490	Citibank, N.A.	7/29/22	17,339	—

KZT	447,987,552	USD	965,490	Citibank, N.A.	7/29/22	6,861	—

USD	39,697,864	ILS	126,030,794	JPMorgan Chase Bank, N.A.	8/1/22	1,773,915	—

KZT	447,987,552	USD	965,490	Citibank, N.A.	8/3/22	5,002	—

KZT	364,966,088	USD	795,133	JPMorgan Chase Bank, N.A.	8/3/22	—	(4,493)

USD	15,820,988	ILS	50,037,040	JPMorgan Chase Bank, N.A.	8/3/22	762,703	—

OMR	6,500,000	USD	16,822,952	Standard Chartered Bank	8/4/22	56,203	—

USD	10,343,134	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(44,039)

USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(44,039)

USD	14,980,607	OMR	5,793,450	Standard Chartered Bank	8/4/22	—	(63,784)

ZMW	17,920,000	USD	803,587	JPMorgan Chase Bank, N.A.	8/18/22	216,317	—

USD	16,633,157	IDR	241,297,208,210	Standard Chartered Bank	8/23/22	208,611	—

ZMW	13,087,000	USD	643,096	JPMorgan Chase Bank, N.A.	8/25/22	99,827	—

USD	1,660,316	AED	6,100,000	Standard Chartered Bank	2/10/23	—	(1,016)

AED	475,000,000	USD	129,378,439	Standard Chartered Bank	3/6/23	—	(12,875)

USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(56,931)

USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(222,683)

USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(378,615)

USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(596,335)

USD	12,458,545	SAR	46,808,000	Standard Chartered Bank	3/14/23	2,155	—

USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(64,298)

USD	16,178,854	BHD	6,120,833	Standard Chartered Bank	3/16/23	—	(1,801)

USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(271,113)

USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	3,133	—

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	$—	$(46,742)

USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(248,106)

USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(29,132)

USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(402,542)

USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(245,779)

USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(239,774)

USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(235,713)

						$11,320,145	$(9,704,669)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	13,548,460	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$3,423,057	$(80,664)

5/19/22	COP	28,919,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,306,620	(24,484)

5/19/22	COP	11,459,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,895,149	(9,702)

5/20/22	COP	19,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	4,936,935	(78,142)

5/20/22	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	12,304,699	(35,868)

5/23/22	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,827,590	(29,815)

5/24/22	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,731,733	(29,990)

5/26/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,569,480	(80,487)

5/26/22	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,120,414	5,682

5/30/22	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,099,437	(12,271)

5/30/22	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,560,056	107,258

6/9/22	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,913,790	(98,111)

6/13/22	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,540,829	(196,567)

6/16/22	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,764,881	(96,037)

6/17/22	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,685,447	(124,124)

6/21/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	4,342,850	(43,685)

6/24/22	COP	31,513,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,961,849	(45,868)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

6/28/22	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$12,840,096	$26

7/1/22	COP	45,878,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,591,359	—

						$(872,849)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude	74	Long	5/31/22	$7,928,360	$478,620

Equity Futures

SGX CNX Nifty Index	(259)	Short	5/26/22	(8,797,260)	14,714

Interest Rate Futures

Euro-Bobl	(1)	Short	6/8/22	(134,169)	(274)

Euro-Bund	(436)	Short	6/8/22	(70,644,997)	6,203,597

Euro-Buxl	(114)	Short	6/8/22	(20,562,795)	3,230,606

U.S. 2-Year Treasury Note	(151)	Short	6/30/22	(31,832,687)	588,664

U.S. 5-Year Treasury Note	(1,168)	Short	6/30/22	(131,600,750)	4,863,629

U.S. 10-Year Treasury Note	(1,580)	Short	6/21/22	(188,266,875)	8,578,892

U.S. Long Treasury Bond	(10)	Short	6/21/22	(1,406,875)	9,481

U.S. Ultra-Long Treasury Bond	(293)	Short	6/21/22	(47,008,188)	4,462,794

					$28,430,723

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$912,019

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	912,019

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	911,183

EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	999,288

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(1,204,926)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,204,926)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,207,686)

EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,386,496)

USD	8,640	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(476,669)

USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,084,016)

USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(1,084,804)

USD	10,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(70,404)

USD	7,050	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(21,041)

USD	2,161	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(31,981)

USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,728,846)

USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(615,072)

USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,287,126

USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	635,452

USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	776,407

							$(3,683,373)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	166,490	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(2,382,455)	$—	$(2,382,455)

CAD	91,320	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(905,580)	—	(905,580)

CAD	61,550	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(608,979)	—	(608,979)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	2,491,150	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	$38,201	$—	$38,201

CLP	1,634,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(14,974)	—	(14,974)

CLP	5,021,220	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	20,562	—	20,562

CLP	3,781,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	68,065	—	68,065

CLP	963,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	8,407	—	8,407

CLP	4,902,560	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	34,395	—	34,395

CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	60,203	—	60,203

CNY	111,909	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	123,946	—	123,946

CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	122,186	—	122,186

CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	168,940	—	168,940

CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	51,778	—	51,778

CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	73,968	—	73,968

CNY	162,492	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(230,008)	—	(230,008)

CNY	58,497	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(81,992)	—	(81,992)

CNY	37,211	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(50,876)	—	(50,876)

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,084,343	—	2,084,343

COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	363,820	—	363,820

COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	2,480,406	—	2,480,406

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	$286,420	$—	$286,420

COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	283,758	—	283,758

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,138,247)	—	(1,138,247)

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,726,607)	—	(1,726,607)

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,253,662)	—	(2,253,662)

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,084,048)	—	(1,084,048)

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	291,310	—	291,310

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	283,336	—	283,336

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	553,176	—	553,176

COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	99,403	—	99,403

COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	231,646	(90)	231,556

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	544,588	—	544,588

COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	311,781	—	311,781

COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	574,643	—	574,643

COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	320,807	—	320,807

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	528,640	—	528,640

COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	92,821	—	92,821

COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	461,214	—	461,214

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	$518,825	$—	$518,825

COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	274,865	—	274,865

COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	374,759	—	374,759

COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	219,203	—	219,203

COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	970,322	—	970,322

COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	103,442	—	103,442

COP	13,905,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	429,127	—	429,127

COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	956,218	—	956,218

COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	474,904	—	474,904

COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	804,837	—	804,837

COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	440,197	—	440,197

COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(266,382)	—	(266,382)

COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	365,842	—	365,842

COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,016,691	—	1,016,691

COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	311,036	—	311,036

COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	649,100	—	649,100

COP	12,137,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	247,688	—	247,688

COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	309,987	—	309,987

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	$313,755	$—	$313,755

COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	622,826	—	622,826

COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	848,749	—	848,749

COP	41,202,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,526,754	—	1,526,754

COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	910,909	—	910,909

COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	958,574	—	958,574

COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	313,713	—	313,713

COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	223,484	—	223,484

CZK	195,105	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	38,930	—	38,930

CZK	195,105	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	49,230	—	49,230

CZK	218,926	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	14,011	—	14,011

CZK	311,418	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	34,575	—	34,575

CZK	381,750	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	49,432	—	49,432

CZK	381,750	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	29,992	—	29,992

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	208,608	—	208,608

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	73,572	—	73,572

EUR	17,800	Receives	6-month EURIBOR (pays semi-annually)	0.81% (pays annually)	2/22/32	1,528,323	—	1,528,323

EUR	17,800	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	2/23/32	1,545,460	—	1,545,460

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	125,940	—	125,940

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	60,763	—	60,763

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	752,246	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	$348,603	$—	$348,603

JPY	790,839	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	373,838	—	373,838

JPY	956,915	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	447,291	—	447,291

KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,607,903)	—	(1,607,903)

KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,104,875)	—	(1,104,875)

KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(695,365)	—	(695,365)

NZD	91,380	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(893,802)	—	(893,802)

NZD	89,240	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(861,907)	—	(861,907)

NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	800,035	—	800,035

PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	815,047	—	815,047

PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,582,028	—	2,582,028

PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	814,636	—	814,636

PLN	34,400	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	1,897,672	—	1,897,672

PLN	13,530	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	736,186	—	736,186

PLN	13,850	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	753,597	—	753,597

PLN	30,760	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	1,503,128	—	1,503,128

PLN	14,140	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	693,054	—	693,054

PLN	21,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	1,009,559	—	1,009,559

TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	387,782	—	387,782

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	775,564	—	775,564

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	765,896	—	765,896

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	763,962	—	763,962

TWD	858,264	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	1,013,346	—	1,013,346

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

TWD	644,532	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	$744,675	$—	$744,675

TWD	322,266	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	346,818	—	346,818

TWD	216,402	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	231,852	—	231,852

USD	9,000	Receives	SOFR (pays annually)	1.44% (pays semi-annually)	9/9/24	262,699	—	262,699

USD	14,000	Receives	SOFR (pays annually)	1.64% (pays semi-annually)	9/11/24	343,719	—	343,719

USD	12,500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	705,829	—	705,829

USD	12,400	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	703,121	—	703,121

USD	25,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	1,494,689	—	1,494,689

USD	13,040	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	469,630	—	469,630

USD	8,850	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	324,006	—	324,006

USD	2,706	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	113,590	—	113,590

ZAR	129,130	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(244,129)	—	(244,129)

Total						$34,577,467	$(90)	$34,577,377

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	72,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$265,574

Goldman Sachs International	MYR	70,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	252,362

Goldman Sachs International	MYR	57,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	209,972

Total							$727,908

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Mexico	$37,998	1.00% (pays quarterly)(1)	4.47%	6/20/27	$(5,610,672)	$4,804,846	$(805,826)

Total	$37,998				$(5,610,672)	$4,804,846	$(805,826)

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria		9,465	1.00% (pays quarterly)(1)	6/20/27	$(408,405)	$396,951	$(11,454)

Finland		9,771	0.25% (pays quarterly)(1)	6/20/27	(39,854)	42,690	2,836

France		44,677	0.25% (pays quarterly)(1)	6/20/27	(51,770)	(16,496)	(68,266)

Germany		43,749	0.25% (pays quarterly)(1)	6/20/27	(270,284)	240,298	(29,986)

Hungary		10,178	1.00% (pays quarterly)(1)	6/20/27	55,355	(31,290)	24,065

Malaysia		112,553	1.00% (pays quarterly)(1)	6/20/27	(568,326)	475,142	(93,184)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)		2,820	1.00% (pays quarterly)(1)	6/20/24	170,080	(185,126)	(15,046)

Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)		187,242	5.00% (pays quarterly)(1)	6/20/27	(4,008,453)	10,448,690	6,440,237

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)		76,270	1.00% (pays quarterly)(1)	6/20/27	(671,659)	971,475	299,816

Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EU	R 37,095	5.00% (pays quarterly)(1)	6/20/27	(1,380,358)	2,230,294	849,936

Mexico		50,342	1.00% (pays quarterly)(1)	6/20/27	841,209	(740,310)	100,899

Philippines		37,600	1.00% (pays quarterly)(1)	6/20/27	160,742	(160,790)	(48)

Poland		20,196	1.00% (pays quarterly)(1)	6/20/27	(115,811)	153,500	37,689

Qatar		12,396	1.00% (pays quarterly)(1)	12/20/23	(148,193)	144,390	(3,803)

Qatar		6,763	1.00% (pays quarterly)(1)	6/20/27	(131,343)	139,999	8,656

Saudi Arabia		10,151	1.00% (pays quarterly)(1)	6/20/27	(197,141)	211,308	14,167

Saudi Arabia		31,769	1.00% (pays quarterly)(1)	6/20/32	(171,770)	313,275	141,505

South Africa		37,080	1.00% (pays quarterly)(1)	6/20/27	2,458,627	(2,302,792)	155,835

South Africa		23,540	1.00% (pays quarterly)(1)	6/20/29	2,554,220	(2,453,553)	100,667

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$27,066	1.00% (pays quarterly)(1)	6/20/31	$ 3,908,649	$(3,772,118)	$136,531

Turkey	31,631	1.00% (pays quarterly)(1)	6/20/27	6,431,602	(6,344,590)	87,012

United Kingdom	43,834	1.00% (pays quarterly)(1)	6/20/27	(1,911,832)	1,832,325	(79,507)

Total				$ 6,505,285	$1,593,272	$8,098,557

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$11,600	1.00% (pays quarterly)(1)	1.32%	6/20/27	$(158,677)	$81,023	$(77,654)

Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.65	6/20/24	76,783	(58,151)	18,632

Vietnam	Goldman Sachs International	16,200	1.00% (pays quarterly)(1)	1.32	6/20/27	(221,601)	128,380	(93,221)

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.32	6/20/27	(20,519)	10,477	(10,042)

Total		$38,400				$(324,014)	$161,729	$(162,285)

Credit Default Swaps - Buy Protection (OTC)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	10,160	1.00% (pays quarterly)(1)	12/20/26	$(286,751)	$180,228	$(106,523)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(33,287)	(29,450)	(62,737)

Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(50,026)	(44,411)	(94,437)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	(28,894)	(28,522)	(57,416)

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	(32,871)	(114,682)	(147,553)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(44,336)	(2,071)	(46,407)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(47,719)	632	(47,087)

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	$(148,563)	$7,881	$(140,682)

Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	6/20/27	480,910	(406,638)	74,272

Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(119,642)	(244,690)	(364,332)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,636,905	(1,526,190)	110,715

Sweden	Barclays Bank PLC	9,749	0.25% (pays quarterly)(1)	6/20/27	(59,970)	50,707	(9,263)

Sweden	Barclays Bank PLC	11,000	0.25% (pays quarterly)(1)	6/20/27	(67,665)	35,072	(32,593)

Total Sell Protection					$1,198,091	$(2,122,134)	$(924,043)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $76,398,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,998,461,430 (pays semi-annually)*	2.06% on CLP equivalent of CLF 63,000 (pays semi-annually)*	3/29/32	$(38,204)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(31,355)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(163,486)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,026,235,450 (pays semi-annually)*	2.00% on CLP equivalent of CLF 95,000 (pays semi-annually)*	4/14/32	(29,550)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	7,516

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,777,817,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 118,000 (pays semi-annually)*	4/22/32	45,820

				$(209,259)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hrynvia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $2,024,972,500)	$1,773,954,492

Affiliated investment, at value (identified cost $251,817,413)	251,817,413

Deposits for derivatives collateral:

Centrally cleared derivatives	82,290,126

OTC derivatives	3,383,902

Foreign currency, at value (identified cost $36,717,548)	35,358,297

Interest and dividends receivable	25,832,942

Dividends receivable from affiliated investment	10,179

Receivable for investments sold	2,893,640

Receivable for variation margin on open futures contracts	1,382,287

Receivable for open forward foreign currency exchange contracts	11,320,145

Receivable for open swap contracts	984,863

Upfront payments on open non-centrally cleared swap contracts	2,454,805

Receivable for open non-deliverable bond forward contracts	112,966

Receivable for closed non-deliverable bond forward contracts	91,046

Total assets	$2,191,887,103

Liabilities

Cash collateral due to brokers	$3,383,902

Payable for investments purchased	19,847,140

Payable for securities sold short, at value (proceeds $22,586,338)	19,018,783

Payable for variation margin on open centrally cleared derivatives	36,211

Payable for open forward foreign currency exchange contracts	9,704,669

Payable for open swap contracts	1,552,542

Upfront receipts on open non-centrally cleared swap contracts	494,400

Payable for open non-deliverable bond forward contracts	985,815

Payable for closed non-deliverable bond forward contracts	41,983

Due to custodian	7,471,305

Payable to affiliates:

Investment adviser fee	1,020,646

Trustees’ fees	9,223

Interest payable on securities sold short	86,632

Accrued foreign capital gains taxes	4,602

Accrued expenses and other liabilities	922,093

Total liabilities	$64,579,946

Net Assets applicable to investors’ interest in Portfolio	$2,127,307,157

53	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $107,002)	$1,455,838

Dividend income from affiliated investments	128,359

Interest and other income (net of foreign taxes withheld of $1,320,968)	64,660,786

Total investment income	$66,244,983

Expenses

Investment adviser fee	$6,683,401

Trustees’ fees and expenses	54,250

Custodian fee	742,654

Legal and accounting services	139,265

Interest expense and fees	174,862

Interest and dividend expense on securities sold short	864,949

Miscellaneous	42,784

Total expenses	$8,702,165

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2,730

Total expense reductions	2,730

Net expenses	$8,699,435

Net investment income	$57,545,548

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $105,350)	$(35,083,587)

Investment transactions — affiliated investment	(27,401)

Securities sold short	2,953,863

Futures contracts	22,803,942

Swap contracts	62,909,351

Foreign currency transactions	(4,116,436)

Forward foreign currency exchange contracts	31,956,678

Non-deliverable bond forward contracts	(10,243,140)

Net realized gain	$71,153,270

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $467,525)	$(232,906,439)

Securities sold short	4,938,232

Futures contracts	21,809,635

Swap contracts	34,379,600

Foreign currency	(1,685,281)

Forward foreign currency exchange contracts	1,964,294

Non-deliverable bond forward contracts	83,274

Net change in unrealized appreciation (depreciation)	$(171,416,685)

Net realized and unrealized loss	$(100,263,415)

Net decrease in net assets from operations	$(42,717,867)

54	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$57,545,548	$139,362,795

Net realized gain (loss)	71,153,270	(3,331,271)

Net change in unrealized appreciation (depreciation)	(171,416,685)	(438,460)

Net increase (decrease) in net assets from operations	$(42,717,867)	$135,593,064

Capital transactions:

Contributions	$53,949,132	$152,014,236

Withdrawals	(447,787,993)	(889,472,377)

Net decrease in net assets from capital transactions	$(393,838,861)	$(737,458,141)

Net decrease in net assets	$(436,556,728)	$(601,865,077)

Net Assets

At beginning of period	$2,563,863,885	$3,165,728,962

At end of period	$2,127,307,157	$2,563,863,885

55	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.75	%(2)(3)	0.70%	0.66%	0.65%	0.70%	0.64%

Net investment income	4.96	%(2)	4.60%	4.53%	5.41%	4.64%	4.14%

Portfolio Turnover	36	%(4)	88%	81%	61%	78%	74%

Total Return	(1.72	)%(4)	4.52%	4.03%	6.56%	(2.60)%	3.93%

Net assets, end of period (000’s omitted)	$2,127,307		$2,563,864	$3,165,729	$3,559,727	$4,864,519	$5,484,065

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)	Annualized.

(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(4)	Not annualized.

56

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.5% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2022 were $15,702,651 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

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Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

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Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion but less than $5 billion	0.490%

$5 billion but less than $10 billion	0.475%

$10 billion and over	0.465%

Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $6,683,401 or 0.58% (annualized) of the Portfolio’s consolidated average daily net assets.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2,730 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$584,758,812	$515,630,720

U.S. Government and Agency Securities	22,517,017	8,787,959

	$607,275,829	$524,418,679

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,463,592,471

Gross unrealized appreciation	$103,647,333

Gross unrealized depreciation	(462,442,491)

Net unrealized depreciation	$(358,795,158)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,042,607

Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	—	807,923

Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	4,782,138

Total Restricted Securities			$9,900,000	$9,632,668

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2022, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the six months ended April 30, 2022, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $12,273,600. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,303,990 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

64

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—		$—	$193,730	$193,730

Not applicable	478,620	*	16,580,484 *	14,714	*	34,304,060 *	85,100,415 *	136,478,293

Receivable for open forward foreign currency exchange contracts	—		—	—		11,320,145	—	11,320,145

Receivable/Payable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		2,194,598	—		—	781,244	2,975,842

Receivable for open non-deliverable bond forward contracts	—		—	—		—	112,966	112,966

Total Asset Derivatives	$478,620		$18,775,082	$14,714		$45,624,205	$86,188,355	$151,080,976

Derivatives not subject to master netting or similar agreements	$478,620		$16,580,484	$14,714		$34,304,060	$85,100,415	$136,478,293

Total Asset Derivatives subject to master netting or similar agreements	$—		$2,194,598	$—		$11,320,145	$1,087,940	$14,602,683

Not applicable	$—		$(15,685,871)*	$—		$(23,275,890)*	$(26,268,932)*	$(65,230,693)

Payable for open forward foreign currency exchange contracts	—		—	—		(9,704,669)	—	(9,704,669)

Payable/Receivable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		(1,320,521)	—		—	(262,595)	(1,583,116)

Payable for open non-deliverable bond forward contracts	—		—	—		—	(985,815)	(985,815)

Total Liability Derivatives	$—		$(17,006,392)	$—		$(32,980,559)	$(27,517,342)	$(77,504,293)

Derivatives not subject to master netting or similar agreements	$—		$(15,685,871)	$—		$(23,275,890)	$(26,268,932)	$(65,230,693)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(1,320,521)	$—		$(9,704,669)	$(1,248,410)	$(12,273,600)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

65

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$875,756	$(875,756)	$—	$—	$—	$—

Barclays Bank PLC	844,849	(330,590)	(281,924)	—	232,335	—

BNP Paribas	1,471,010	(1,177,281)	(293,729)	—	—	—

Citibank, N.A.	2,414,708	(1,773,692)	—	—	641,016	393,902

Goldman Sachs International	2,251,333	(1,735,426)	—	(515,907)	—	700,000

ICBC Standard Bank plc	25,041	(25,041)	—	—	—	—

JPMorgan Chase Bank, N.A.	2,852,762	(291,244)	—	(2,290,000)	271,518	2,290,000

Standard Chartered Bank	2,601,796	(2,601,796)	—	—	—	—

State Street Bank and Trust Company	25,938	—	—	—	25,938	—

UBS AG	1,239,490	(807,656)	(102,742)	—	329,092	—

	$14,602,683	$(9,618,482)	$(678,395)	$(2,805,907)	$1,499,899	$3,383,902

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,056,659)	$875,756	$180,903	$—	$—	$—

Barclays Bank PLC	(330,590)	330,590	—	—	—	—

BNP Paribas	(1,177,281)	1,177,281	—	—	—	—

Citibank, N.A.	(1,773,692)	1,773,692	—	—	—	—

Credit Agricole Corporate and Investment Bank	(222,683)	—	207,995	—	(14,688)	—

Deutsche Bank AG	(81,567)	—	—	—	(81,567)	—

Goldman Sachs International	(1,735,426)	1,735,426	—	—	—	—

HSBC Bank USA, N.A.	(12,933)	—	—	—	(12,933)	—

ICBC Standard Bank plc	(34,540)	25,041	—	—	(9,499)	—

JPMorgan Chase Bank, N.A.	(291,244)	291,244	—	—	—	—

Nomura International PLC	(169,082)	—	169,082	—	—	—

Standard Chartered Bank	(4,580,247)	2,601,796	1,978,451	—	—	—

UBS AG	(807,656)	807,656	—	—	—	—

	$(12,273,600)	$9,618,482	$2,536,431	$—	$(118,687)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,383,902

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(3,268,844)	$(3,268,844)

Futures contracts	5,922,171	—	866,612	—	16,015,159	22,803,942

Swap contracts	(13,977,201)	68,067,439	1,002,243	—	7,816,870	62,909,351

Forward foreign currency exchange contracts	—	—	—	31,956,678	—	31,956,678

Non-deliverable bond forward contracts	—	—	—	—	(10,243,140)	(10,243,140)

Total	$(8,055,030)	$68,067,439	$1,868,855	$31,956,678	$10,320,045	$104,157,987

Change in unrealized appreciation

(depreciation):

Investments	$—	$—	$—	$—	$2,973,754	$2,973,754

Futures contracts	478,620	—	(513,364)	—	21,844,379	21,809,635

Swap contracts	3,413,580	5,855,327	(467,186)	—	25,577,879	34,379,600

Forward foreign currency exchange contracts	—	—	—	1,964,294	—	1,964,294

Non-deliverable bond forward contracts	—	—	—	—	83,274	83,274

Total	$3,892,200	$5,855,327	$(980,550)	$1,964,294	$50,479,286	$61,210,557

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$28,855,000	$459,393,000	$2,758,162,000	$141,631,000	$65,210,000

Purchased Call Options	Swap Contracts

$928,500,000	$3,306,014,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

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Global Macro Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $251,817,413, which represents 11.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$316,227,582	$810,344,399	$(1,126,544,580)	$(27,401)	$—	$—	$117,783	—

Liquidity Fund	—	259,583,341	(7,765,928)	—	—	251,817,413	10,179	251,817,413

Total				$(27,401)	$—	$251,817,413	$127,962

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$43,339,813		$—	$43,339,813

Collateralized Mortgage Obligations	—	31,458,536		—	31,458,536

Common Stocks	13,019,980	54,040,210	*	288,263	67,348,453

Convertible Bonds	—	5,359,708		—	5,359,708

Foreign Corporate Bonds	—	156,232,776		0	156,232,776

Loan Participation Notes	—	—		47,578,734	47,578,734

Reinsurance Side Cars	—	—		14,010,968	14,010,968

Senior Floating-Rate Loans	—	10,985,478		634,858	11,620,336

Sovereign Government Bonds	—	834,425,845		79,404,915	913,830,760

Sovereign Loans	—	98,444,981		—	98,444,981

U.S. Government Agency Mortgage-Backed Securities	—	47,868,738		—	47,868,738

U.S. Government Guaranteed Small Business

Administration Loans	—	15,350,215		—	15,350,215

Warrants	50,692	—		—	50,692

Short-Term Investments:

Affiliated Fund	251,817,413	—		—	251,817,413

Repurchase Agreements	—	21,698,836		—	21,698,836

Sovereign Government Securities	—	94,684,224		—	94,684,224

U.S. Treasury Obligations	—	204,882,992		—	204,882,992

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Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Purchased Call Options	$—	$193,730	$—	$193,730

Total Investments	$264,888,085	$1,618,966,082	$141,917,738	$2,025,771,905

Forward Foreign Currency Exchange Contracts	$—	$45,624,205	$—	$45,624,205

Non-Deliverable Bond Forward Contracts	—	112,966	—	112,966

Futures Contracts	28,416,283	14,714	—	28,430,997

Swap Contracts	—	76,719,078	—	76,719,078

Total	$293,304,368	$1,741,437,045	$141,917,738	$2,176,659,151

Liability Description

Securities Sold Short	$—	$(19,018,783)	$—	$(19,018,783)

Forward Foreign Currency Exchange Contracts	—	(32,980,559)	—	(32,980,559)

Non-Deliverable Bond Forward Contracts	—	(985,815)	—	(985,815)

Futures Contracts	(274)	—	—	(274)

Swap Contracts	—	(43,537,645)	—	(43,537,645)

Total	$(274)	$(96,522,802)	$—	$(96,523,076)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Senior Floating- Rate Loans	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$273,212	$0	$51,240,311	$12,777,091	$684,110	$—	$64,974,724

Realized gains (losses)	—	—	—	—	—	(1,087,905)	(1,087,905)

Change in net unrealized appreciation (depreciation)	15,051	—	(4,133,814)	183,877	(101,015)	(108,343,341)	(112,379,242)

Cost of purchases	—	—	—	3,500,000	—	—	3,500,000

Proceeds from sales, including return of capital	—	—	—	(2,450,000)	—	(5,218,678)	(7,668,678)

Accrued discount (premium)	—	—	472,237	—	51,763	766,283	1,290,283

Transfers to Level 3	—	—	—	—	—	193,288,556	193,288,556

Transfers from Level 3	—	—	—	—	—	—	—

Balance as of April 30, 2022	$288,263	$0	$47,578,734	$14,010,968	$634,858	$79,404,915	$141,917,738

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$15,051	$—	$(4,133,814)	$207,887	$(101,015)	$(108,067,900)	$(112,079,791)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

69

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$288,263	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	47,578,734	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Senior Floating-Rate Loans	634,858	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	79,404,915	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

70

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements — continued

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

72

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

73

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022